SUBSEQUENT EVENTS - Acquisition of Ouro Verde Locação e Seviços S.A. ("Ouro Verde") (Details) - Major business combination - Ouro Verde $ in Millions	Jul. 08, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred, acquisition-date fair value	$ 50
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 131